Research Collaboration - Additional Information (Detail)	1 Months Ended		3 Months Ended	9 Months Ended
	May 31, 2019 USD ($)	Mar. 31, 2019 USD ($) Program	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)
Research And Development Arrangement Contract To Perform For Others [Line Items]
Total revenues			$ 184,000	$ 278,000
Collaboration Revenue [Member]
Research And Development Arrangement Contract To Perform For Others [Line Items]
Total revenues			184,000	278,000
Research Collaboration and Option Agreement [Member] | VGO Fund [Member]
Research And Development Arrangement Contract To Perform For Others [Line Items]
Number of programs | Program		4
Maximum option fees receivable based on achievement of research milestones per program		$ 4,250,000
Maximum option fees receivable based on achievement of research milestones		$ 17,000,000
Proceeds from research and development funded	$ 600,000
Termination notice period		45 days
Upfront payment received	$ 600,000
Research Collaboration and Option Agreement [Member] | VGO Fund [Member] | Collaboration Revenue [Member]
Research And Development Arrangement Contract To Perform For Others [Line Items]
Total revenues			$ 184,000	$ 278,000